SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Working capital deficit	$ 15,078			$ 3,747
Shareholders equity	15,078	$ 4,156	$ 3,952	3,747	$ 3,543	$ 3,082	$ 2,946	$ 2,680	$ 2,148
Cash equivalents	$ 0			$ 0				$ 0